Amendment dated July 30, 2008

Appendix to Prospectus of John Hancock Funds II dated May 1, 2008 Lifestyle — Class A, B and C shares

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a fund) of John Hancock Funds II (JHF II) commenced operations in October 2005. Each of the funds is modeled after a fund of John Hancock Trust (JHT), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each fund has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each fund commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the fund, which in turn invested all the proceeds in underlying funds of JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each fund to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Appendix presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each fund and its corresponding JHT portfolio as described above, this information may help provide an indication of the fund’s risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any fund, and you should not assume that a fund will have the same future performance as the JHT portfolio. The future performance of a fund may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows. Performance information — a bar chart and a table — is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a fund. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio’s total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class A, B and C shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class A, B and C shares, that are higher than expenses, including the Rule 12b-1 fees, of the Series 1 shares of the corresponding JHT Portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect the sales charges and higher expenses of the Class A, B and C shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those funds during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio

Lifestyle Aggressive Trust

(formerly Lifestyle Aggressive 1000 Trust)

Portfolio Corresponding to: Lifestyle Aggressive

Net assets of JHT Portfolio as of June 30, 2008: $504,859,545

JHT Series I calendar year total returns

JHT Series I average annual					Since
total returns (%)	1 year	3 year	5 year	10 year	inception
for periods ended 6-30-08
Series I	–11.43	7.34	11.70	3.39	4.61
Standard & Poor’s 500 Index	–13.12	4.41	7.58	2.88	6.45

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGTM

Overall rating for JHT Series I among 1,715 large blend funds as of June 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,715, 5 stars out of 1,325 and 3 stars out of 660 large blend funds for the 3-, 5- and 10-year periods ended June 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

JHT Portfolio

Lifestyle Growth Trust

(formerly Lifestyle Growth 820 Trust)

Corresponding to: Lifestyle Growth Portfolio

Net assets of JHT Portfolio as of June 30, 2008: $13,410,661,339

JHT Series I calendar year total returns

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception
for periods ended 6-30-08
Series I	–8.76	6.31	10.03	4.29	5.61
Standard & Poor’s 500 Index	–13.12	4.41	7.58	2.88	6.45
Lehman Brothers U.S. Aggregate Index	7.12	4.09	3.85	5.68	6.17
Combined Index	–9.23	4.44	6.92	3.65	6.74

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGTM

Overall rating for JHT Series I among 1,715 large blend funds as of June 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,715, 4 stars out of 1,325 and 4 stars out of 660 large blend funds for the 3-, 5- and 10-year periods ended June 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

JHT Portfolio

Lifestyle Balanced Trust

(formerly Lifestyle Balanced 640 Trust)

Corresponding to: Lifestyle Balanced Portfolio

Net assets of JHT Portfolio as of June 30, 2008: $10,249,017,527

JHT Series I calendar year total returns

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception
for periods ended 6-30-08
Series I	–6.04	5.85	8.85	5.12	6.23
Standard & Poor’s 500 Index	–13.12	4.41	7.58	2.88	6.45
Lehman Brothers U.S. Aggregate Index	7.12	4.09	3.85	5.68	6.17
Combined Index	–5.25	4.43	6.22	4.32	6.75

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGTM

Overall rating for JHT Series I among 935 moderate allocation funds as of June 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 935, 4 stars out of 707 and 3 stars out of 415 moderate allocation funds for the 3-, 5- and 10-year periods ended June 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

JHT Portfolio

Lifestyle Moderate Trust

(formerly Lifestyle Moderate 460 Trust)

Corresponding to: Lifestyle Moderate Portfolio

Net assets of JHT Portfolio as of June 30, 2008: $2,499,319,088

JHT Series I calendar year total returns:

JHT Series I average annual					Since
total returns (%)	1 year	3 year	5 year	10 year	inception
for periods ended 6-30-08
Series I	–3.51	4.58	6.78	5.11	6.22
Standard & Poor’s 500 Index	–13.12	4.41	7.58	2.88	6.45
Lehman Brothers U.S. Aggregate Index	7.12	4.09	3.85	5.68	6.17
Combined Index	–1.20	4.37	5.48	4.88	6.65

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGTM

Overall rating for JHT Series I among 452 conservative allocation funds as of June 30, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 452, 5 stars out of 278 and 4 stars out of 132 moderate allocation funds for the 3-, 5- and 10-year periods ended June 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

JHT Portfolio

Lifestyle Conservative Trust

(formerly Lifestyle Conservative 280 Trust)

Portfolio Corresponding to: Lifestyle Conservative

Net assets of JHT Portfolio as of June 30, 2008: $1,266,687,611

JHT Series I calendar year total returns

JHT Series I average annual					Since
total returns (%)	1 year	3 year	5 year	10 year	inception
for periods ending 6-30-08
Series I	0.85	4.21	5.48	5.51	6.33
Standard & Poor’s 500 Index	–13.12	4.41	7.58	2.88	6.45
Lehman Brothers U.S. Aggregate Index	7.12	4.09	3.85	5.68	6.17
Combined Index	2.93	4.25	4.69	5.34	6.45

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGTM

Overall rating for JHT Series I among 452 conservative allocation funds as of June 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 452, 4 stars out of 278 and 4 stars out of 132 conservative allocation funds for the 3-, 5- and 10-year periods ended June 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

LSOPA 7/08

Amendment dated July 30, 2008

Appendix to Prospectus of John Hancock Funds II dated May 1, 2008 Lifestyle — Class R shares

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a fund) of John Hancock Funds II (JHF II) commenced operations in October 2005. Each of the funds is modeled after a fund of John Hancock Trust (JHT), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each fund has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each fund commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the fund, which in turn invested all the proceeds in underlying funds of JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each fund to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Appendix presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each fund and its corresponding JHT portfolio as described above, this information may help provide an indication of the fund’s risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any fund, and you should not assume that a fund will have the same future performance as the JHT portfolio. The future performance of a fund may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows. Performance information — a bar chart and a table — is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a fund. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio’s total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class R, R1, R2, R3 and R4 shares, that are higher than expenses, including the Rule 12b-1 fees, of the Series 1 shares of the corresponding JHT Portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect the sales charges and higher expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those funds during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio

Lifestyle Aggressive Trust

(formerly Lifestyle Aggressive 1000 Trust)

Portfolio Corresponding to: Lifestyle Aggressive

Net assets of JHT Portfolio as of June 30, 2008: $504,859,545

JHT Series I calendar year total returns

JHT Series I average annual					Since
total returns (%)	1 year	3 year	5 year	10 year	inception
for periods ended 6-30-08
Series I	–11.43	7.34	11.70	3.39	4.61
Standard & Poor’s 500 Index	–13.12	4.41	7.58	2.88	6.45

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGTM

Overall rating for JHT Series I among 1,715 large blend funds as of June 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,715, 5 stars out of 1,325 and 3 stars out of 660 large blend funds for the 3-, 5- and 10-year periods ended June 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT Portfolio

Lifestyle Growth Trust

(formerly Lifestyle Growth 820 Trust)

Corresponding to: Lifestyle Growth Portfolio

Net assets of JHT Portfolio as of June 30, 2008: $13,410,661,339

JHT Series I calendar year total returns

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception
for periods ended 6-30-08
Series I	–8.76	6.31	10.03	4.29	5.61
Standard & Poor’s 500 Index	–13.12	4.41	7.58	2.88	6.45
Lehman Brothers U.S. Aggregate Index	7.12	4.09	3.85	5.68	6.17
Combined Index	–9.23	4.44	6.92	3.65	6.74

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGTM

Overall rating for JHT Series I among 1,715 large blend funds as of June 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,715, 4 stars out of 1,325 and 4 stars out of 660 large blend funds for the 3-, 5- and 10-year periods ended June 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT Portfolio

Lifestyle Balanced Trust

(formerly Lifestyle Balanced 640 Trust)

Corresponding to: Lifestyle Balanced Portfolio

Net assets of JHT Portfolio as of June 30, 2008: $10,249,017,527

JHT Series I calendar year total returns

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception
for periods ended 6-30-08
Series I	–6.04	5.85	8.85	5.12	6.23
Standard & Poor’s 500 Index	–13.12	4.41	7.58	2.88	6.45
Lehman Brothers U.S. Aggregate Index	7.12	4.09	3.85	5.68	6.17
Combined Index	–5.25	4.43	6.22	4.32	6.75

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGTM

Overall rating for JHT Series I among 935 moderate allocation funds as of June 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 935, 4 stars out of 707 and 3 stars out of 415 moderate allocation funds for the 3-, 5- and 10-year periods ended June 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT Portfolio

Lifestyle Moderate Trust

(formerly Lifestyle Moderate 460 Trust)

Corresponding to: Lifestyle Moderate Portfolio

Net assets of JHT Portfolio as of June 30, 2008: $2,499,319,088

JHT Series I calendar year total returns:

JHT Series I average annual					Since
total returns (%)	1 year	3 year	5 year	10 year	inception
for periods ended 6-30-08
Series I	–3.51	4.58	6.78	5.11	6.22
Standard & Poor’s 500 Index	–13.12	4.41	7.58	2.88	6.45
Lehman Brothers U.S. Aggregate Index	7.12	4.09	3.85	5.68	6.17
Combined Index	–1.20	4.37	5.48	4.88	6.65

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGTM

Overall rating for JHT Series I among 452 conservative allocation funds as of June 30, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 452, 5 stars out of 278 and 4 stars out of 132 moderate allocation funds for the 3-, 5- and 10-year periods ended June 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

JHT Portfolio

Lifestyle Conservative Trust

(formerly Lifestyle Conservative 280 Trust)

Portfolio Corresponding to: Lifestyle Conservative

Net assets of JHT Portfolio as of June 30, 2008: $1,266,687,611

JHT Series I calendar year total returns

JHT Series I average annual					Since
total returns (%)	1 year	3 year	5 year	10 year	inception
for periods ending 6-30-08
Series I	0.85	4.21	5.48	5.51	6.33
Standard & Poor’s 500 Index	–13.12	4.41	7.58	2.88	6.45
Lehman Brothers U.S. Aggregate Index	7.12	4.09	3.85	5.68	6.17
Combined Index	2.93	4.25	4.69	5.34	6.45

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGTM

Overall rating for JHT Series I among 452 conservative allocation funds as of June 30, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar RatingTM for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 452, 4 stars out of 278 and 4 stars out of 132 conservative allocation funds for the 3-, 5- and 10-year periods ended June 30, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar RatingTM for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

LSRPA 7/08